INCOME TAXES - Deferred Tax Liabilities and Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred taxes assets	$ 0	$ 48,298
Deferred tax asset (liability)	0	48,298	$ 63,713	$ 59,255
Risk management contract asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(3,549)	(8,943)
Deferred tax asset (liability)	0	(8,943)	0	(3,600)
Convertible Debentures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(2,122)	(2,616)
Deferred tax asset (liability)	0	(2,616)	(3,028)	0
Property, plant and equipment and exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		(6,845)
Deferred taxes assets	5,280
Deferred tax asset (liability)	0	(6,845)	(12,555)	(12,142)
Senior Notes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred taxes assets	0	756
Deferred tax asset (liability)	0	756	418	(65)
Finance lease obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred taxes assets	0	1,860
Deferred tax asset (liability)	0	1,860	2,276	2,717
Onerous lease
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred taxes assets	0	0
Deferred tax asset (liability)	0	0
Deferred financing obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred taxes assets	0	406
Deferred tax asset (liability)	0	406	2,032	0
Deferred gain on sale
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred taxes assets	0	3,515
Deferred tax asset (liability)	0	3,515	2,890	0
Risk management contract liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred taxes assets	0	1,206
Decommissioning liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred taxes assets	0	16,365
Deferred tax asset (liability)	0	16,365	16,967	26,034
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred taxes assets	391	840
Deferred tax asset (liability)	0	840	1,950	2,520
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred taxes assets	0	40,850
Deferred tax asset (liability)	0	38,915	38,895	40,766
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred taxes assets	0	904
Deferred tax asset (liability)	$ 0	$ 904	$ 1,546	$ 985